Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 1,230	$ 1,223	$ 1,377
Increases:
Current year tax positions	124	51	77
Tax positions related to prior years	176	64	247
Decreases:
Tax positions related to prior years	(371)	(44)	(457)
Settlements with tax authorities	(94)	(25)	(2)
Lapse of statute of limitations	(21)	(37)	(19)
Effects of foreign currency translations	0	(2)	0
Balance, December 31	$ 1,044	$ 1,230	$ 1,223